SCHEDULE OF INVESTMENTS
Thornburg New Mexico Intermediate Municipal Fund	December 31, 2020 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 93.5%
	Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2023 - 7/1/2024	$ 65,000	$ 74,029
	Albuquerque Bernalillo County Water Utility Authority (2005 NMFA Loan and Joint Water and Sewer System Improvements), Series A, 5.00% due 7/1/2026	2,000,000	2,333,480
	Albuquerque Bernalillo County Water Utility Authority (2007 NMFA Loan and Joint Water and Sewer System Improvements), 5.00% due 7/1/2031 - 7/1/2032	1,500,000	1,809,210
	Albuquerque Municipal School District No. 12 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding) GO,
	5.00% due 8/1/2031 - 8/1/2034	2,260,000	2,862,698
	Series A, 4.00% due 8/1/2029	1,300,000	1,423,708
	Bernalillo County (Government Services),
	5.25% due 4/1/2027	300,000	358,353
	Series B, 5.70% due 4/1/2027	3,000,000	3,651,120
	Bernalillo County (Government Services; Insured: AMBAC), 5.25% due 10/1/2022 - 10/1/2025	8,295,000	9,642,809
	Bernalillo County (Government Services; Insured: Natl-IBC),
	Series B,
	5.00% due 4/1/2021	660,000	667,511
	5.70% due 4/1/2027	815,000	989,801
	Bernalillo County GO, Series A, 4.00% due 8/15/2022	100,000	105,630
	Bernalillo Municipal School District No. 1 (State Aid Withholding) GO,
	3.00% due 8/1/2022	200,000	207,812
	4.00% due 8/1/2021 - 8/1/2026	470,000	513,370
	Central New Mexico Community College (Campus Buildings Acquisition & Improvements) GO,
	4.00% due 8/15/2023	1,920,000	1,964,755
	Series A, 5.00% due 8/15/2021 - 8/15/2022	2,535,000	2,662,437
	City of Albuquerque , Series A, 4.00% due 7/1/2037 (pre-refunded 7/1/2023)	120,000	131,316
	City of Albuquerque (City Infrastructure Improvements),
	Series A,
	4.00% due 7/1/2035	2,070,000	2,542,809
	5.00% due 7/1/2025 - 7/1/2034	2,500,000	2,970,865
	City of Albuquerque (City Infrastructure Improvements) GO, Series A, 5.00% due 7/1/2026	870,000	1,090,084
	City of Albuquerque (I-25/Paseo del Norte Interchange), 5.00% due 7/1/2025 - 7/1/2027 (pre-refunded 7/1/2023)	1,095,000	1,225,425
	City of Albuquerque GO,
	Series A,
	4.00% due 7/1/2021	855,000	870,903
	5.00% due 7/1/2022	600,000	642,738
	City of Albuquerque Refuse Removal & Disposal Revenue, 5.00% due 7/1/2030 - 7/1/2038	1,510,000	2,035,258
[a]	City of Farmington (Public Service Co. of New Mexico), Series D, 1.10% due 6/1/2040 (put 6/1/2023)	3,500,000	3,513,755
	City of Las Cruces (Joint Utility System), Series A, 4.00% due 6/1/2021 - 6/1/2025	2,215,000	2,438,187
	City of Las Cruces GO, 5.00% due 8/1/2021	1,500,000	1,541,250
	City of Roswell, 4.00% due 8/1/2029	260,000	313,261
	City of Roswell (Joint Water and Sewer Improvement; Insured: BAM), 5.00% due 6/1/2026 - 6/1/2036	2,050,000	2,490,611
	City of Santa Fe, Series A, 5.00% due 6/1/2034 - 6/1/2038	1,870,000	2,377,812
	City of Santa Fe (El Castillo Retirement Residences), 4.50% due 5/15/2027	3,275,000	3,328,874
	City of Santa Fe (Public Facilities) GRT, 5.00% due 6/1/2028 - 6/1/2029	1,880,000	2,178,632
	County of Sandoval GO, 5.00% due 8/1/2025 - 8/1/2029	2,015,000	2,547,968
	County of Santa Fe GO, 5.00% due 7/1/2024	825,000	952,636
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2026	2,000,000	2,138,900
	Guam Waterworks Authority (Water and Wastewater System), 5.00% due 7/1/2035 - 7/1/2037	2,200,000	2,576,884
	Las Cruces School District No. 2 (State Aid Withholding) GO, 5.00% due 8/1/2025 - 8/1/2028	3,800,000	4,753,186
	New Mexico Educational Assistance Foundation (Student Loans), Series A-1, 5.00% due 12/1/2022	3,000,000	3,009,840
	New Mexico Finance Authority,
	5.00% due 6/1/2038	1,150,000	1,490,779
	Series B, 5.00% due 6/1/2032 - 6/1/2033	4,125,000	5,459,048
	Series D, 5.00% due 6/15/2029 - 6/1/2033	995,000	1,281,607
	New Mexico Finance Authority (New Mexico Finance Authority Public Project Revolving Fund),
	4.00% due 6/1/2021	100,000	101,547
	5.00% due 6/15/2022	150,000	160,392
	New Mexico Finance Authority (State Highway Infrastructure), Series A, 5.00% due 6/15/2026 - 6/15/2027	2,415,000	2,793,619
	New Mexico Finance Authority (State of New Mexico Department of Transportation), 5.00% due 6/15/2024	2,000,000	2,326,540
	New Mexico Finance Authority (The Public Project Revolving Fund Program),
	Series A, 5.00% due 6/15/2031	1,000,000	1,204,420
	Series C, 5.00% due 6/1/2024	55,000	56,071
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group),
	5.00% due 7/1/2032	1,000,000	1,028,230
	Series A, 5.00% due 7/1/2032 - 7/1/2034	1,310,000	1,418,864
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group),

SCHEDULE OF INVESTMENTS, Continued
Thornburg New Mexico Intermediate Municipal Fund	December 31, 2020 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	5.00% due 8/1/2031	$ 600,000	$ 716,676
	Series A, 5.00% due 8/1/2036 - 8/1/2038	2,955,000	3,821,229
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services), 5.00% due 8/1/2031	1,150,000	1,446,964
	New Mexico Hospital Equipment Loan Council (San Juan Regional Medical Center, Inc.), 5.00% due 6/1/2021 - 6/1/2031	1,440,000	1,790,028
	New Mexico Housing Authority (El Paseo Apartments; Insured: AMBAC) AMT, Series A, 5.30% due 12/1/2022	10,000	10,023
	New Mexico Institute of Mining and Technology (Campus Buildings Acquisition & Improvements), 5.00% due 7/1/2023 - 7/1/2028	3,215,000	3,282,995
	New Mexico Institute of Mining and Technology (Campus Buildings Acquisition & Improvements; Insured: AGM), 4.00% due 12/1/2035 - 12/1/2040	2,595,000	3,078,849
	New Mexico Mortgage Finance Authority (Collateralized: GNMA, FNMA, FHLMC),
	Series C, 2.85% due 7/1/2031	620,000	674,622
	Series F,
	2.60% due 7/1/2034	610,000	659,495
	2.85% due 7/1/2039	1,580,000	1,691,896
	3.50% due 7/1/2050	965,000	1,065,601
	New Mexico Mortgage Finance Authority (NIBP SFM Loan Program; Collateralized: GNMA, FNMA, FHLMC), Series I, 4.625% due 3/1/2028	490,000	500,937
	New Mexico Municipal Energy Acquisition Authority,
	Series A,
	4.00% due 5/1/2024	250,000	278,538
[a]	5.00% due 11/1/2039 (put 5/1/2025)	1,500,000	1,775,370
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements), Series A, 5.00% due 4/1/2032 - 4/1/2036	5,935,000	7,240,560
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements; Insured: BAM), Series A, 5.00% due 4/1/2030	1,440,000	1,804,320
	Regents of the University of New Mexico (Campus Buildings Acquisition & Improvements),
	Series A,
	4.50% due 6/1/2034 - 6/1/2036	4,500,000	5,205,585
	6.00% due 6/1/2021	50,000	51,109
	San Juan County (County Capital Improvements), Series B, 5.00% due 6/15/2028 - 6/15/2030	2,645,000	3,026,066
	Santa County Fe, 5.00% due 7/1/2021	125,000	127,761
	Santa Fe County (County Buildings & Facilities) GRT, Series A, 5.00% due 6/1/2026 - 6/1/2027	940,000	1,129,791
	Santa Fe County (County Correctional System; Insured: AGM), 6.00% due 2/1/2027	1,250,000	1,465,662
	Santa Fe Gasoline Tax, 5.00% due 6/1/2024 - 6/1/2028	1,540,000	1,904,370
	Santa Fe Public School District GO, 5.00% due 8/1/2021 - 8/1/2030	1,500,000	1,732,988
	State of New Mexico (Educational Facilities),
	5.00% due 7/1/2028	465,000	615,023
	Series A, 5.00% due 7/1/2025	2,040,000	2,468,706
	State of New Mexico GO, 5.00% due 3/1/2029	2,000,000	2,699,080
	State of New Mexico Severance Tax Permanent Fund,
	4.00% due 7/1/2021	755,000	769,149
	5.00% due 7/1/2022	200,000	214,328
	Town of Silver City (Public Facility Capital Projects),
	Series A,
	4.00% due 6/1/2029	1,000,000	1,013,600
	4.25% due 6/1/2032	1,050,000	1,065,319
	Village of Los Ranchos de Albuquerque (Albuquerque Academy), 5.00% due 9/1/2029 - 9/1/2032	1,330,000	1,713,415
	Zuni Public School District (Teacher Housing Projects), 5.00% due 8/1/2028	1,600,000	1,710,992
	TOTAL LONG-TERM MUNICIPAL BONDS — 93.5% (Cost $139,626,776)		$149,010,081
	SHORT-TERM MUNICIPAL BONDS — 2.1%
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group; SPA Wells Fargo Bank, N.A.), Series D, 0.09% due 8/1/2034 (put 1/4/2021)	835,000	835,000
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services; SPA Wells Fargo Bank, N.A.), Series C, 0.09% due 8/1/2034 (put 1/4/2021)	935,000	935,000
[a]	University of New Mexico (SPA U.S. Bank, N.A.), Series C, 0.09% due 6/1/2030 (put 1/8/2021)	1,500,000	1,500,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 2.1% (Cost $3,270,000)		$3,270,000
	Total Investments — 95.6% (Cost $142,896,776)		$152,280,081
	Other Assets Less Liabilities — 4.4%		7,084,708
	Net Assets — 100.0%		$159,364,789

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2020.

SCHEDULE OF INVESTMENTS, Continued
Thornburg New Mexico Intermediate Municipal Fund	December 31, 2020 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
FHLMC	Insured by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
Natl-IBC	Insured by National Public Finance Gurantee Corp. and IBC Bank
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg New Mexico Intermediate Municipal Fund	December 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg New Mexico Intermediate Municipal Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class D, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.